OTHER LIABILITIES	6 Months Ended
Jun. 30, 2023
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 9 - OTHER LIABILITIES

Other liabilties are as follows:

	June 30,	December 31,
	2023	2022

Deferred wagetax and social security	$14,052	$15,824
Deferred VAT	9,411	10,882
Severance pay	1,795	1,893
Deferred revenue	-	336
Other	316	279
Total other liabilities	$25,574	$29,214

Deferred VAT and deferred wage tax relate to measurements taken by the Dutch government, on which they postponed all VAT payable for the years 2021 and 2020 and all wage tax and social security payable for the months March – December 2021 to be paid in 60 installments starting October 2022.